Trade accounts receivable (Tables)	9 Months Ended
Sep. 30, 2018
Trade accounts receivable
Components of trade accounts receivable
Trade accounts and other receivables
in € THOUS
	September 30,		December 31,
	2018		2017

		thereof Credit-Impaired
Trade accounts and other receivables, gross	3.473.379	475.603	3.864.217
thereof Finance Lease Receivables	60.525	-	58.336
less allowances	(111.631)	(80.248)	(474.891)
Trade accounts and other receivables	3.361.748	395.355	3.389.326